UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2004

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greystone Investment Management LLC
Address:  3805 Edwards Rd.
          Ste 180
          Cincinnati, OH 45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ruth Wesner Adams
Title:  Chief Operating Officer
Phone:  513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams              Cincinnati, OH                10/5/04
--------------------------------------------------------------------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  174

Form 13F Information Table Value Total: $208423.40
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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Greystone Investment Management, LLC
Form 13F
30-Sep-04

                                                                                                                    Voting Authority
                                                                                                                    ----------------
                                                                       Value    Shares/ Sh/ Put/ Investment  Other
Name of Issuer                        Title of Class      Cusip        (x1000)  Prn Amt Prn Call Discretion  Mgrs  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Abx Air Incorporated                  Common Stock        00080S101       1.95      300            Sole             300
Adams Express Company                 Closed End MF       006212104       1.19       94            Sole              94
American Express Co Jan @ 60          Options             025816ALC      -9.43                 943 Sole             943
Altria Group Incorporated             Common Stock        02209S103     898.51    19101            Sole           19101
American Express Company              Common Stock        025816109     5387.6   104695            Sole          104695
American IntL Group Inc               Common Stock        026874107    1047.32    15404            Sole           15404
Amgen Incorporated                    Common Stock        031162100      86.64     1525            Sole            1525
Anheuser Busch Co Inc.                Common Stock        035229103      39.96      800            Sole             800
Anthem Incorporated                   Common Stock        03674B104    6307.56    72293            Sole           72293
Apple Computer Inc                    Common Stock        037833100       4.65      120            Sole             120
Arbitron Incorporated                 Common Stock        03875Q108       0.26        7            Sole               7
Avaya Incorporated                    Common Stock        053499109       0.61       44            Sole              44
BB&T Corporation                      Common Stock        054937107     177.97     4484            Sole            4484
Bank New York Inc                     Common Stock        064057102       8.02      275            Sole             275
Bank Of America Cor                   Common Stock        060505104     448.47    10350            Sole           10350
Bear Stearns Co Inc                   Common Stock        073902108    1719.23    17877            Sole           17877
Bear Stearns Co Apr @ 105             Options             073902DAC      -52.2                 174 Sole             174
Berkshire Hathaway Inc Cl B           Common Stock        084670207   12322.33     4292            Sole            4292
Berkshire Hathaway Inc                Common Stock        084670108     433.25        5            Sole               5
Biogen Idec Incorporated              Common Stock        09062X103       1.71       28            Sole              28
Boston Properties Inc Reit            REIT                101121101     456.14     8235            Sole            8235
Boston Scientific Corporation         Common Stock        101137107      39.73     1000            Sole            1000
Bp Plc Sponsored Adr (Uk)             ADR                 055622104       7.13      124            Sole             124
Bristol Myers Squibb Company          Common Stock        110122108        7.1      300            Sole             300
Burlington RES Incorporated           Common Stock        122014103    5202.41   127510            Sole          127510
Cablevision Systems Corp Cl A         Common Stock        12686C109      83.15     4100            Sole            4100
Cali Realty Corporation REIT          REIT                554489104    1219.14    27520            Sole           27520
Canadian Oil Sands Tr New Unit        Foreign Equity      13642L100    7938.46   183205            Sole          183205
Cardiodynamics Intl Corp              Common Stock        141597104        9.2     2000            Sole            2000
Cendant Corporation                   Common Stock        151313103    5456.07   252596            Sole          252596
Cincinnati Finl Corporation           Common Stock        172062101     613.11    14874            Sole           14874
Cintas Corporation                    Common Stock        172908105       29.3      697            Sole             697
Cisco Systems Inc                     Common Stock        17275R102      47.06     2600            Sole            2600
Citigroup Incorporated                Common Stock        172967101     670.36    15194            Sole           15194
Clorox Company                        Common Stock        189054109      15.99      300            Sole             300
Coca Cola Company                     Common Stock        191216100      385.2     9618            Sole            9618
Comcast Corp New Cl A                 Common Stock        20030N101     132.67     4698            Sole            4698
Comcast Corp New Cl A Spl             Common Stock        20030N200    7349.55   263236            Sole          263236
Conocophillips                        Common Stock        20825C104     131.65     1589            Sole            1589
Corvis Corporation                    Common Stock        221009103          4     5000            Sole            5000
Cox Comm Inc New                      Common Stock        224044107     127.55     3850            Sole            3850
Cytyc Corporation                     Common Stock        232946103      193.2     8000            Sole            8000
Diageo P L C Spon Adr New             ADR                 25243Q205    7157.88   141937            Sole          141937
Directv Group Inc                     Common Stock        25459L106    4782.05   271862            Sole          271862
Dodge & Cox Balanced Fund             Equity MF           256201104      40.18      535            Sole             535
Dodge & Cox Intl Stock Fund           International MF    256206103     310.39    11590            Sole           11590
Du Pont E I De Nemours & Co           Common Stock        263534109       6.42      150            Sole             150
Duke Weeks Realty Corp                REIT                264411505       6.64      200            Sole             200
Encana Corporation                    Foreign Equity      292505104     644.87    13928            Sole           13928
Enerplus Res Fd Unit Tr G New         Foreign Equity      29274D604     482.92    14850            Sole           14850
Equity Office Properties Trust        REIT                294741103       3.27      120            Sole             120
Exxon Mobil Corporation               Common Stock        30231G102    1081.43    22376            Sole           22376
Federal Home Loan Mtg Corp            Common Stock        313400301   15213.25   233189            Sole          233189
Federal National Mortgage Assn        Common Stock        313586109     8133.4   128287            Sole          128287
Fidelity Advisor Eq Growth Fd         Equity MF           315805309          5      125            Sole             125
Fidelity Advisor Tech Fd ClB          Equity MF           315918672       0.25       20            Sole              20
Fifth Third Bancorp                   Common Stock        316773100     592.61    12040            Sole           12040
First Eagle Sogen Overseas Fd Cl I    International MF    32008F200       6.07      303            Sole             303
Gabelli Global Multimedia Tr          REIT                36239Q109       2.32      260            Sole             260
Gannett Incorporated                  Common Stock        364730101    1030.25    12300            Sole           12300
Genentech Inc Com New                 Common Stock        368710406      26.21      500            Sole             500
General Elec Company                  Common Stock        369604103    1527.35    45484            Sole           45484
Gilead Sciences Incorporated          Common Stock        375558103      14.95      400            Sole             400
Hershey Foods Corporation             Common Stock        427866108     560.52    12000            Sole           12000
Home Depot Incorporated               Common Stock        437076102    3810.83    97215            Sole           97215
Iac Interactivecorp                   Common Stock        44919P102     1638.4    74405            Sole           74405
Intel Corporation                     Common Stock        458140100     108.32     5400            Sole            5400
Intl Business Machines                Common Stock        459200101     317.32     3701            Sole            3701
Ishares Tr Dj Us Energy               Closed End MF       464287796      44.94      720            Sole             720
Ishares Tr Dj Us Real Est             Closed End MF       464287739       46.1      427            Sole             427
Ishares Tr Dj Us Telecomm             Closed End MF       464287713       0.23       10            Sole              10
Ishares Tr Russell 1000               Closed End MF       464287622      52.02      872            Sole             872
Ishares Tr Russell 2000               Closed End MF       464287655      56.92      500            Sole             500
Ishares Tr Russell1000val             Closed End MF       464287598     174.53     2882            Sole            2882
Ishares Tr S&p Smlcp Valu             Closed End MF       464287879      97.56      892            Sole             892
J P Morgan Chase & Co                 Common Stock        46625H100       1.59       40            Sole              40
Jds Uniphase Corporation              Common Stock        46612J101      13.48     4000            Sole            4000
John Hancock Bk & Thrift Oppo Fd      Closed End MF       409735107       5.01      510            Sole             510
Johnson & Johnson                     Common Stock        478160104     324.91     5768            Sole            5768
Keycorp                               Common Stock        493267108       0.76       24            Sole              24
Kinder Morgan Mgtt Llc Shs            Common Stock        49455U100        0.2        5            Sole               5
Kraft Foods Inc Class A               Common Stock        50075N104      33.31     1050            Sole            1050
Krispy Kreme Doughnuts Inc            Common Stock        501014104       0.13       10            Sole              10
Labone Incorporated New               Common Stock        50540L105       4.38      150            Sole             150
Lab Corp Amer Hldgs Com New           Common Stock        50540R409     7401.4   169291            Sole          169291
Legg Mason Incorporated               Common Stock        524901105    4224.02    79294            Sole           79294
Legg Mason Inc Nov @ 70 150           Options             524902KNC      -1.85                  74 Sole              74
Level 3 Communications Inco           Common Stock        52729N100     168.35    65000            Sole           65000
Level 3 Comm Jan @ 2 1/2              Options             52729OAZC        -16                 400 Sole             400
Level 3 Comm Jan @ 2 1/2              Call Options        52729QAZC        -25                 250 Sole             250
Liberty Media Corp New Com Ser A      Common Stock        530718105     7182.7   823704            Sole          823704
Liberty Media Intl Inc C              Common Stock        530719103    3502.68   104990            Sole          104990
Lincoln Natl Corporation Ind          Common Stock        534187109        9.4      200            Sole             200
Longleaf Partners Fund N/L            Equity MF           543069108      13.53      451            Sole             451
Longleaf Partners Intl Fund N/L       International MF    543069405     6865.7   480119            Sole          480119
Lowes Companies Incorporated          Common Stock        548661107     283.44     5215            Sole            5215
M & T Bk Corporation                  Common Stock        55261F104      55.51      580            Sole             580
M B N A Corporation                   Common Stock        55262L100    6084.74   241458            Sole          241458
Maxxam Incorporated                   Common Stock        577913106      25.38      900            Sole             900
Merck & Company Inc                   Common Stock        589331107    1216.21    36855            Sole           36855
Merck & Co Inco Jan @ 70              Options             589331ANC      -1.78                 356 Sole             356
Merrill Lynch & Co Inc                Common Stock        590188108        0.5       10            Sole              10
Microsoft Corporation                 Common Stock        594918104      59.45     2150            Sole            2150
Midcap 400 Spdrs Trust                Pfd/Com Invst Tr    595635103     168.38     1554            Sole            1554
Minnesota Mining & Mfg Co             Common Stock        88579Y101     118.36     1480            Sole            1480
Moodys Corporation                    Common Stock        615369105       6.59       90            Sole              90
Murphy Oil Corporation                Common Stock        626717102      69.42      800            Sole             800
Nextel Communications Inc Cl A        Common Stock        65332V103      23.84     1000            Sole            1000
Nokia Corporation Sponsored           ADR                 654902204      13.72     1000            Sole            1000
Omnicom Group Incorporated            Common Stock        681919106      29.22      400            Sole             400
Optimal Group Inc A New               Foreign Equity      68388R208       4.59      500            Sole             500
Oracle Corporation                    Common Stock        68389X105      15.79     1400            Sole            1400
Outback Steakhouse Inc                Common Stock        689899102       0.62       15            Sole              15
Pepsico Incorporated                  Common Stock        713448108     154.71     3180            Sole            3180
Petrochina Company Ltd                ADR                 71646E100     146.76     2730            Sole            2730
Pfizer Incorporated                   Common Stock        717081103    4409.46   144100            Sole          144100
Pioneer Nat Res Company               Common Stock        723787107    5153.31   149458            Sole          149458
Piper Jaffray Companies               Common Stock        724078100       1.43       36            Sole              36
Plum Creek Timber Co Inc.             REIT                729251108    4171.51   119084            Sole          119084
Praxair Incorporated                  Common Stock        74005P104      42.74     1000            Sole            1000
Procter & Gamble Company              Common Stock        742718109    1512.55    27948            Sole           27948
Qualcomm Incorporated                 Common Stock        747525103      78.08     2000            Sole            2000
Quicksilver Inc                       Common Stock        74838C106       6.38      251            Sole             251
Rayonier Incorporated                 Common Stock        754907103      20.36      450            Sole             450
Royal Dutch Pete Co Ny Reg Eur .56    ADR                 780257804      309.6     6000            Sole            6000
SPDR Tr Units Series 1 Bk Entry       Pfd/Com Invst Tr    78462F103       4.02       36            Sole              36
Salomon Brothers Fd Incorporated      Closed End MF       795477108       3.33      280            Sole             280
Scantek Medical Incorporated          Common Stock        806039103        0.7     5000            Sole            5000
Schlumberger Ltd Netherlands          Foreign Equity      806857108     403.86     6000            Sole            6000
Sector Spdr Tr Sbi Healthcare         Closed End MF       81369Y209      59.74     2075            Sole            2075
Sector Spdr Tr Sbi Int-energy         Closed End MF       81369Y506      11.77      337            Sole             337
Selected Amer Shares N/L Davis Fds    Equity MF           816221105       0.99       29            Sole              29
Smucker J M Co New                    Common Stock        832696405        0.4        9            Sole               9
St. Paul Companies Inc.               Common Stock        792860108       7.14      216            Sole             216
Starbucks Corporation                 Common Stock        855244109      13.18      290            Sole             290
Sun Microsystems Inc                  Common Stock        866810104      32.32     8000            Sole            8000
The Gateway Fund M/F                  Equity MF           367829207      39.55     1667            Sole            1667
The Oakmark Fund Class I N/L          Equity MF           413838103       1.65       43            Sole              43
Third Avenue Intl Value Fund N/L      International MF    884116500    5155.76   305980            Sole          305980
Timberwest Fst Corp Unit Stapled      Foreign Equity      887147205    2715.77   244664            Sole          244664
Time Warner Inc                       Common Stock        887317105     2611.4   161797            Sole          161797
Tjx Companies Inc New                 Common Stock        872540109    5453.71   247446            Sole          247446
Transocean Inc Ord CAYMAN Island      Foreign Equity      G90078109      42.22     1180            Sole            1180
Tri Contl Corporation                 Closed End MF       895436103       2.49      150            Sole             150
Tribune Company                       Common Stock        896047107     621.36    15100            Sole           15100
Us Bancorp Del Com New                Common Stock        902973304     122.56     4241            Sole            4241
Valspar Corporation                   Common Stock        920355104      65.35     1400            Sole            1400
Van Kampen Tr Invt Grade N Y          Closed End MF       920931102      15.57     1000            Sole            1000
Vanguard Energy Fund N/L              Equity MF           921908109       3.78      100            Sole             100
Vanguard Health Care Fd Admiral Shs N Equity MF           921908885    4954.59    96224            Sole           96224
Vanguard Health Care Fd Investor Cl N Equity MF           921908307    9038.87    74107            Sole           74107
Vanguard Index Tr Stk Mrk Vipers      Closed End MF       922908769     248.06     2302            Sole            2302
Vanguard Total Intl Stock Index F     International MF    921909602     128.94    11595            Sole           11595
Varian Incorporated                   Common Stock        922206107      18.93      500            Sole             500
Varian Med Systems Incorporated       Common Stock        92220P105     172.85     5000            Sole            5000
Varian Semiconductor Equip Assn       Common Stock        922207105      15.45      500            Sole             500
Verizon Communications                Common Stock        92343V104       7.88      200            Sole             200
Viacom Class B                        Common Stock        925524308      65.91     1964            Sole            1964
Viacom Incorporated Class A           Common Stock        925524100        3.4      100            Sole             100
Wal Mart Stores Incorporated          Common Stock        931142103     135.39     2545            Sole            2545
Walgreen Company                      Common Stock        931422109       3.58      100            Sole             100
Washington Fed Incorporated           Common Stock        938824109    1926.92    76617            Sole           76617
Waste Mgmt Incorporated Del           Common Stock        94106L109    2997.89   109652            Sole          109652
Weitz Partners Value Fund M/F         Equity MF           948906102       1.36       60            Sole              60
Weitz Value Fund N/L                  Equity MF           949045108       1.42       39            Sole              39
Wellpoint Health Networks Inc         Common Stock        94973H108       7.88       75            Sole              75
Wells Fargo Company                   Common Stock        949746101    6511.54   109199            Sole          109199
Whole Foods Market Inc.               Common Stock        966837106       5.15       60            Sole              60
Wireless Facilities Incorporated      Common Stock        97653A103       5.58      800            Sole             800
Wsfs Finl Corporation                 Common Stock        929328102       70.7     1414            Sole            1414
Wyeth                                 Common Stock        983024100      888.1    23746            Sole           23746
Wynn Resorts Limited                  Common Stock        983134107       4.14       80            Sole              80
Yankee Candle Incorporated            Common Stock        984757104    2979.87   102896            Sole          102896
Yum Brands Incorporated               Common Stock        988498101      29.28      720            Sole             720
Zimmer Hldgs Incorporated             Common Stock        98956P102       2.37       30            Sole              30

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